Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2024
Prospectus Date	rr_ProspectusDate	Aug. 05, 2024
YieldMax BABA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ BABA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of Alibaba Group Holding Limited (“BABA”), which is generally subject to a limit on potential investment gains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of BABA (NYSE: BABA) (“BABA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to BABA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of BABA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of BABA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of BABA,

●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of BABA.

For more information, see sections “The Fund’s Use of BABA Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of BABA.
●	The Fund seeks to participate in a portion of the gains experienced by BABA.

That is, although the Fund may not fully participate in gains in BABA’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in BABA

●	The Fund’s strategy will capture only a portion of potential gains, if any, if BABA shares increase in value.
●	The Fund’s strategy is subject to all potential losses if BABA shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in BABA.
●	Fund shareholders are not entitled to any BABA distributions.

Additional information regarding BABA is also set forth below.

The Fund’s Use of BABA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of BABA.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of BABA) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of BABA shares, which give the Fund the right or obligation to receive or deliver shares of BABA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to BABA, which allows the Fund to seek to participate in the changes, up or down, in the price of BABA’s shares.
●	Covered call writing (where BABA call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to BABA, the Fund will buy BABA call options and, simultaneously, sell BABA put options to try to replicate the price movements of BABA. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of BABA at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of BABA for the duration of the applicable options exposure.

2.	Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on BABA to generate income. Since the Fund does not directly own BABA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of BABA, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current BABA share price.

It is important to note that the sale of the BABA call option contracts will limit the Fund’s participation in the appreciation in BABA’s share price. If the share price of BABA increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if BABA’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to BABA and the sold (short) BABA call positions) will limit the Fund’s participation in gains in BABA share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of BABA’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of BABA is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if BABA’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to BABA through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on BABA as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in BABA stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of BABA rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs BABA

For the reasons stated above, the Fund’s performance will differ from that of BABA’s share price. The performance differences will depend on, among other things, the price of BABA, changes in the value of the BABA options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ BABA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of BABA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BABA at the time of purchase) to provide indirect exposure to positive price returns of BABA.

If the share price of BABA increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BABA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BABA.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of BABA at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the BABA share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of BABA at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by BABA, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by BABA above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to BABA equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Alibaba Group Holding Limited (“BABA”)

BABA is an e-commerce company that operates retail websites and offers programs that enable third-parties to sell products on their websites. BABA is listed on the New York Stock Exchange.

The American Depositary Share of Alibaba Group Holding Limited (BABA) is registered under the Securities Exchange Act of 1933, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BABA pursuant to the Exchange Act can be located by reference to SEC file number 001-36614 through the SEC’s website at www.sec.gov. In addition, information regarding BABA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of BABA or other securities of BABA. The Fund has derived all disclosures contained in this document regarding BABA from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to BABA. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BABA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BABA (and therefore the price of BABA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BABA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of BABA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ALIBABA GROUP HOLDING LIMITED.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to BABA. As of January 1, 2024, BABA is assigned to the internet & direct marketing retail industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax BABA Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax BABA Option Income Strategy ETF | BABA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BABA Risk. The Fund invests in options contracts that are based on the value of BABA. This subjects the Fund to certain of the same risks as if it owned shares of BABA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of BABA, the Fund may also be subject to the following risks:

YieldMax BABA Option Income Strategy ETF | Indirect Investment in BABA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in BABA Risk. BABA is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of BABA but will be exposed to the performance of BABA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax BABA Option Income Strategy ETF | BABA Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BABA Trading Risk. The trading price of BABA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of BABA may be traded by short sellers which may put pressure on the supply and demand for the common stock of BABA, further influencing volatility in its market price. Public perception and other factors outside of the control of BABA may additionally impact BABA’s stock price due to BABA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against BABA in the past. While BABA continues to defend such actions, any judgment against BABA, or any future stockholder litigation could result in substantial costs and a diversion of the management of BABA’s attention and resources. If BABA trading is halted, trading in Shares of the BABA Fund may be impacted, either temporarily or indefinitely.

YieldMax BABA Option Income Strategy ETF | BABA Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

BABA Performance Risk. BABA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of BABA to decline. BABA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance BABA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If BABA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by BABA could decline significantly.

YieldMax BABA Option Income Strategy ETF | Internet & Direct Marketing Retail Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Internet & Direct Marketing Retail Risk. Companies, such as BABA, that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

YieldMax BABA Option Income Strategy ETF | Business Structural Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Business Structural Risks. Investing in BABA, a Cayman Islands holding company, carries several significant risks due to the company’s unique business structure and its base of operations primarily in China. Due to restrictions on foreign ownership and investment in China, BABA, like other foreign-incorporated entities operating in China, functions through a Variable Interest Entity structure (VIE) for its internet and other business activities. The VIEs are owned and incorporated by Chinese citizens or entities controlled by them, not BABA itself. Though contractual agreements enable BABA to effectively control the VIEs and realize the economic benefits, investors are essentially purchasing equity securities in a Cayman Islands holding company rather than equity securities issued by BABA’s consolidated subsidiaries and the VIE. This structure exposes investors to potential risks and uncertainties, including regulatory changes in China.

In addition to these structural complexities, the company also confronts various operational and legal risks due to its base and primary operations in China. The Chinese government retains significant authority to regulate the business operations of China-based companies like BABA, including their overseas listings and fundraisings. Other challenges include maintaining the trusted status of BABA’s ecosystems, the impact of sustained investment on margins and net income, competition, ability to innovate and adapt, risks related to acquisitions, and expansion of international and cross-border operations. Furthermore, BABA’s dependence on Alipay for payment processing and escrow services, its broad exposure to evolving laws and regulations, and the potential misuse or disclosure of data also represent significant business and industry risks.

YieldMax BABA Option Income Strategy ETF | Holding Foreign Companies Accountable Act (HFCAA) Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Holding Foreign Companies Accountable Act (HFCAA) Risks. The HFCAA is a U.S. law enacted in 2020, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by a Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on U.S. exchanges. However, if the PCAOB is unable to inspect a company’s auditors for three consecutive years, the issuer’s securities would be de-listed from the U.S. exchange on which it trades and the resulting impact could negatively impact a Fund’s performance.

YieldMax BABA Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax BABA Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax BABA Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax BABA Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax BABA Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax BABA Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax BABA Option Income Strategy ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Because the Fund has indirect exposure to the ADR of a foreign company, the Fund may be subject to risks associated with foreign investments.
YieldMax BABA Option Income Strategy ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
YieldMax BABA Option Income Strategy ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investment in ADRs may be less liquid than the underlying shares in their primary trading market.
YieldMax BABA Option Income Strategy ETF | Foreign Market and Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.
YieldMax BABA Option Income Strategy ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
YieldMax BABA Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax BABA Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax BABA Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax BABA Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax BABA Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax BABA Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax BABA Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax BABA Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax BABA Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax BABA Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax BABA Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax BABA Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax BABA Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax BABA Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax BABA Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax BABA Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax BABA Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax BABA Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax BABA Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax BABA Option Income Strategy ETF | YieldMax BABA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BABO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) CVNA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ CVNA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of Carvana Co. (“CVNA”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of CVNA (NYSE Arca: CVNA) (“CVNA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to CVNA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of CVNA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of CVNA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of CVNA,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of CVNA.

For more information, see sections “The Fund’s Use of CVNA Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of CVNA.
●	The Fund seeks to participate in a portion of the gains experienced by CVNA.

That is, although the Fund may not fully participate in gains in CVNA’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in CVNA

●	The Fund’s strategy will capture only a portion of potential gains, if any, if CVNA shares increase in value.
●	The Fund’s strategy is subject to all potential losses if CVNA shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in CVNA.
●	Fund shareholders are not entitled to any CVNA distributions.

Additional information regarding CVNA is also set forth below.

The Fund’s Use of CVNA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of CVNA.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of CVNA) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of CVNA shares, which give the Fund the right or obligation to receive or deliver shares of CVNA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to CVNA, which allows the Fund to seek to participate in the changes, up or down, in the price of CVNA’s shares.
●	Covered call writing (where CVNA call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to CVNA, the Fund will buy CVNA call options and, simultaneously, sell CVNA put options to try to replicate the price movements of CVNA. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of CVNA at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of CVNA for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on CVNA to generate income. Since the Fund does not directly own CVNA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of CVNA, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current CVNA share price.

It is important to note that the sale of the CVNA call option contracts will limit the Fund’s participation in the appreciation in CVNA’s share price. If the share price of CVNA increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if CVNA’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to CVNA and the sold (short) CVNA call positions) will limit the Fund’s participation in gains in CVNA share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of CVNA’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of CVNA is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if CVNA’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to CVNA through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on CVNA as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in CVNA stock prices. However, other elements like interest rates can also influence the income level.
○ If the Fund’s opportunistic strategy is being employed when the price of CVNA rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs CVNA

For the reasons stated above, the Fund’s performance will differ from that of CVNA’s share price. The performance differences will depend on, among other things, the price of CVNA, changes in the value of the CVNA options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ CVNA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of CVNA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of CVNA at the time of purchase) to provide indirect exposure to positive price returns of CVNA.

If the share price of CVNA increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of CVNA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by CVNA.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of CVNA at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the CVNA share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of CVNA at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by CVNA minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by CVNA above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to CVNA equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

CARVANA CO. (“CVNA”)

CVNA is a leading e-commerce platform for buying and selling used cars. CVNA is listed on the New York Stock Exchange (“NYSE”). Per CVNA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of CVNA (based on the last reported sale price of its class A common stock on June 30, 2023 on the NYSE) was approximately $2.5 billion.

CVNA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CVNA pursuant to the Exchange Act can be located by reference to the SEC file number 001-38073 through the SEC’s website at www.sec.gov. In addition, information regarding CVNA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of CVNA or other securities of CVNA. The Fund has derived all disclosures contained in this document regarding CVNA from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CVNA. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CVNA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CVNA (and therefore the price of CVNA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CVNA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of CVNA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH CARVANA CO.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to CVNA. As of January 1, 2024, CVNA is assigned to the automobile retail industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) CVNA Option Income Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) CVNA Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) CVNA Option Income Strategy ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) CVNA Option Income Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) CVNA Option Income Strategy ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) CVNA Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) CVNA Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) CVNA Option Income Strategy ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) CVNA Option Income Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) CVNA Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) CVNA Option Income Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) CVNA Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) CVNA Option Income Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) CVNA Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) CVNA Option Income Strategy ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) CVNA Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) CVNA Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) CVNA Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) CVNA Option Income Strategy ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) CVNA Option Income Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) CVNA Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) CVNA Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) CVNA Option Income Strategy ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) CVNA Option Income Strategy ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) CVNA Option Income Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) CVNA Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) CVNA Option Income Strategy ETF | CVNA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CVNA Risk. The Fund invests in options contracts that are based on the value of CVNA. This subjects the Fund to certain of the same risks as if it owned shares of CVNA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of CVNA, the Fund may also be subject to the following risks:

YieldMax(TM) CVNA Option Income Strategy ETF | Indirect Investment in CVNA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in CVNA Risk. CVNA is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of CVNA but will be exposed to the performance of CVNA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) CVNA Option Income Strategy ETF | CVNA Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CVNA Trading Risk. The trading price of CVNA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of CVNA may be traded by short sellers which may put pressure on the supply and demand for the common stock of CVNA, further influencing volatility in its market price. Public perception and other factors outside of the control of CVNA may additionally impact CVNA’s stock price due to CVNA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against CVNA in the past. While CVNA continues to defend such actions, any judgment against CVNA, or any future stockholder litigation could result in substantial costs and a diversion of the management of CVNA’s attention and resources. If CVNA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) CVNA Option Income Strategy ETF | CVNA Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

CVNA Performance Risk. CVNA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CVNA to decline. CVNA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CVNA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If CVNA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CVNA could decline significantly.

YieldMax(TM) CVNA Option Income Strategy ETF | Automotive Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Automotive Industry Risk. The automotive retail industry is subject to significant risks that can impact both profitability and competitiveness. The industry is highly dependent on consumer demand, which can be influenced by various factors such as economic conditions, consumer confidence, fuel prices, and preferences for particular vehicle types. Economic downturns or decreases in consumer spending can lead to reduced vehicle sales, impacting the profitability of automotive retailers. Effective inventory management is essential to avoid excess holding costs, obsolescence, and missed sales opportunities. Additionally, the industry’s reliance on auto lending and financing means that changes in interest rates, lending standards, and credit availability can greatly influence consumer purchasing behavior. Regulatory compliance is another crucial aspect, as automotive retailers must adhere to various consumer protection, advertising, financing, and environmental standards, with non-compliance resulting in substantial fines, legal costs, and reputational damage.

YieldMax(TM) CVNA Option Income Strategy ETF | YieldMax(TM) CVNA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CVNY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) DKNG Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ DKNG Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of DraftKings Inc. (“DKNG”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of DKNG (Nasdaq: DKNG) (“DKNG” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to DKNG regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of DKNG, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of DKNG increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of DKNG,

●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of DKNG.

For more information, see sections “The Fund’s Use of DKNG Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of DKNG.
●	The Fund seeks to participate in a portion of the gains experienced by DKNG.

That is, although the Fund may not fully participate in gains in DKNG’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in DKNG

●	The Fund’s strategy will capture only a portion of potential gains, if any, if DKNG shares increase in value.
●	The Fund’s strategy is subject to all potential losses if DKNG shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in DKNG.
●	Fund shareholders are not entitled to any DKNG distributions.

Additional information regarding DKNG is also set forth below.

The Fund’s Use of DKNG Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of DKNG.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of DKNG) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of DKNG shares, which give the Fund the right or obligation to receive or deliver shares of DKNG on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to DKNG, which allows the Fund to seek to participate in the changes, up or down, in the price of DKNG’s shares.
●	Covered call writing (where DKNG call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to DKNG, the Fund will buy DKNG call options and, simultaneously, sell DKNG put options to try to replicate the price movements of DKNG. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of DKNG at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of DKNG for the duration of the applicable options exposure.

2.	Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on DKNG to generate income. Since the Fund does not directly own DKNG, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of DKNG, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current DKNG share price.

It is important to note that the sale of the DKNG call option contracts will limit the Fund’s participation in the appreciation in DKNG’s share price. If the share price of DKNG increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if DKNG’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to DKNG and the sold (short) DKNG call positions) will limit the Fund’s participation in gains in DKNG share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of DKNG’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of DKNG is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if DKNG’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to DKNG through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on DKNG as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in DKNG stock prices. However, other elements like interest rates can also influence the income level.
○	If the Fund’s opportunistic strategy is being employed when the price of DKNG rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs DKNG

For the reasons stated above, the Fund’s performance will differ from that of DKNG’s share price. The performance differences will depend on, among other things, the price of DKNG, changes in the value of the DKNG options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ DKNG Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of DKNG)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of DKNG at the time of purchase) to provide indirect exposure to positive price returns of DKNG.

If the share price of DKNG increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of DKNG at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by DKNG.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of DKNG at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the DKNG share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of DKNG at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by DKNG minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by DKNG above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to DKNG equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

DraftKings Inc. (“DKNG”)

DKNG is a digital sports entertainment and gaming company. DKNG provides users with online sports betting, online casino, and daily fantasy sports product offerings, as well as retail sportsbook, media and other consumer product offerings. DKNG is also involved in the design and development of sports betting and casino gaming software for online and retail sportsbooks and iGaming operators. DKNG is listed on The Nasdaq Stock Market LLC (“Nasdaq”). Per DKNG’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of DKNG (based on the last reported sale price of its class A common stock on June 30, 2023 on Nasdaq) was approximately $10.9 billion.

DKNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DKNG pursuant to the Exchange Act can be located by reference to SEC file number 001-41379 through the SEC’s website at www.sec.gov. In addition, information regarding DKNG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of DKNG or other securities of DKNG. The Fund has derived all disclosures contained in this document regarding DKNG from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DKNG. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DKNG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DKNG (and therefore the price of DKNG at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DKNG could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of DKNG.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH DRAFTKINGS INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to DKNG. As of January 1, 2024, DKNG is assigned to the hotels, restaurants & leisure industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) DKNG Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) DKNG Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) DKNG Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) DKNG Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) DKNG Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) DKNG Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) DKNG Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) DKNG Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) DKNG Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) DKNG Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) DKNG Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) DKNG Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) DKNG Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) DKNG Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) DKNG Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) DKNG Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) DKNG Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) DKNG Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) DKNG Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) DKNG Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) DKNG Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) DKNG Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) DKNG Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) DKNG Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) DKNG Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) DKNG Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) DKNG Option Income Strategy ETF | DKNG Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

DKNG Risk. The Fund invests in options contracts that are based on the value of DKNG. This subjects the Fund to certain of the same risks as if it owned shares of DKNG, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of DKNG, the Fund may also be subject to the following risks:

YieldMax(TM) DKNG Option Income Strategy ETF | Indirect Investment in DKNG Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in DKNG Risk. DKNG is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of DKNG but will be exposed to the performance of DKNG (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) DKNG Option Income Strategy ETF | DKNG Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

DKNG Trading Risk. The trading price of DKNG may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of DKNG may be traded by short sellers which may put pressure on the supply and demand for the common stock of DKNG, further influencing volatility in its market price. Public perception and other factors outside of the control of DKNG may additionally impact DKNG’s stock price due to DKNG garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against DKNG in the past. While DKNG continues to defend such actions, any judgment against DKNG, or any future stockholder litigation could result in substantial costs and a diversion of the management of DKNG’s attention and resources. If DKNG trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) DKNG Option Income Strategy ETF | DKNG Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

DKNG Performance Risk. DKNG may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DKNG to decline. DKNG provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance DKNG provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If DKNG’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by DKNG could decline significantly.

YieldMax(TM) DKNG Option Income Strategy ETF | Gaming Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Gaming Industry Risk. The global gaming industry faces intense competition from alternative entertainment options such as television, movies, and sporting events, potentially reducing the popularity of gaming offerings. Success in sports betting and iGaming depends on factors beyond DKNG’s control, including sport outcomes, which can impact product performance. Additionally, partnerships with casinos, tribes, and horse-tracks are crucial for offering gaming products in specific jurisdictions, and failure to establish or manage these partnerships could hinder DKNG’s gaming business. Moreover, growth prospects are contingent upon the uncertain legalization status of real-money gaming, which may face regulatory restrictions or delays, affecting gaming operations. Obtaining and maintaining gaming licenses in multiple jurisdictions is vital for business growth, and failure to do so could impair DKNG’s ability to operate gaming platforms. Negative events or media coverage related to gaming, such as sports betting and iGaming, could also adversely affect user engagement and acquisition, potentially impacting gaming revenues.

YieldMax(TM) DKNG Option Income Strategy ETF | General Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Risks. Economic downturns or reductions in discretionary consumer spending could adversely affect DKNG’s gaming revenue, as gaming relies heavily on consumer spending. Risks associated with information technology systems, including failures, errors, or disruptions, pose a threat to DKNG’s brand and reputation, as well as disrupting gaming operations. Despite security measures, DKNG’s IT infrastructure is vulnerable to cyberattacks or breaches, potentially compromising user data and damaging reputation. Operating in a complex regulatory environment exposes DKNG to legal and regulatory risks, with changes in laws or regulations potentially impacting gaming operations and expansion plans. Investing in or acquiring other gaming businesses poses integration risks, affecting DKNG’s overall performance. Being subject to taxation in multiple jurisdictions exposes DKNG to additional tax liabilities due to changes in tax laws or interpretations, affecting financial performance. The company’s stock price may experience volatility, risking potential loss for investors due to fluctuations in market conditions. Additionally, as a controlled company, shareholders may lack certain corporate governance protections, potentially impacting investor confidence.

YieldMax(TM) DKNG Option Income Strategy ETF | YieldMax(TM) DKNG Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRAY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5],[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) HOOD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ HOOD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the Robinhood Markets, Inc. (“HOOD”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of HOOD (Nasdaq: HOOD) (“HOOD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to HOOD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of HOOD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of HOOD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of HOOD,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of HOOD.

For more information, see sections “The Fund’s Use of HOOD Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of HOOD.
●	The Fund seeks to participate in a portion of the gains experienced by HOOD.

That is, although the Fund may not fully participate in gains in HOOD’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in HOOD

●	The Fund’s strategy will capture only a portion of potential gains, if any, if HOOD shares increase in value.
●	The Fund’s strategy is subject to all potential losses if HOOD shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in HOOD.
●	Fund shareholders are not entitled to any HOOD distributions.

Additional information regarding HOOD is also set forth below.

The Fund’s Use of HOOD Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of HOOD.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of HOOD) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of HOOD shares, which give the Fund the right or obligation to receive or deliver shares of HOOD on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to HOOD, which allows the Fund to seek to participate in the changes, up or down, in the price of HOOD’s shares.
●	Covered call writing (where HOOD call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to HOOD, the Fund will buy HOOD call options and, simultaneously, sell HOOD put options to try to replicate the price movements of HOOD. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of HOOD at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of HOOD for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on HOOD to generate income. Since the Fund does not directly own HOOD, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of HOOD, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current HOOD share price.

It is important to note that the sale of the HOOD call option contracts will limit the Fund’s participation in the appreciation in HOOD’s share price. If the share price of HOOD increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if HOOD’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to HOOD and the sold (short) HOOD call positions) will limit the Fund’s participation in gains in HOOD share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of HOOD’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of HOOD is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if HOOD’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to HOOD through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on HOOD as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in HOOD stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of HOOD rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs HOOD

For the reasons stated above, the Fund’s performance will differ from that of HOOD’s share price. The performance differences will depend on, among other things, the price of HOOD, changes in the value of the HOOD options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ HOOD Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of HOOD)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of HOOD at the time of purchase) to provide indirect exposure to positive price returns of HOOD.

If the share price of HOOD increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of HOOD at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by HOOD.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of HOOD at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the HOOD share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of HOOD at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by HOOD minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by HOOD above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to HOOD equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Robinhood Markets, Inc. (“HOOD”)

HOOD is a financial services company known for its commission-free trading software application that allows users to invest in stocks, ETFs, options, and cryptocurrencies. HOOD is listed on the Nasdaq Stock Market (“Nasdaq”). Per HOOD’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of HOOD (based on the last reported sale price of its class A common stock on June 30, 2023 on the Nasdaq Global Select Market) was approximately $7.3 billion.

HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HOOD pursuant to the Exchange Act can be located by reference to SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding HOOD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of HOOD or other securities of HOOD. The Fund has derived all disclosures contained in this document regarding HOOD from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to HOOD. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HOOD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD (and therefore the price of HOOD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HOOD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of HOOD.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to HOOD. As of January 1, 2024, HOOD is assigned to the financial exchanges & data industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) HOOD Option Income Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) HOOD Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) HOOD Option Income Strategy ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) HOOD Option Income Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) HOOD Option Income Strategy ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) HOOD Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) HOOD Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) HOOD Option Income Strategy ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) HOOD Option Income Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) HOOD Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) HOOD Option Income Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) HOOD Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) HOOD Option Income Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) HOOD Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) HOOD Option Income Strategy ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) HOOD Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) HOOD Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) HOOD Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) HOOD Option Income Strategy ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) HOOD Option Income Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) HOOD Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) HOOD Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) HOOD Option Income Strategy ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) HOOD Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) HOOD Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) HOOD Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) HOOD Option Income Strategy ETF | HOOD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

HOOD Risk. The Fund invests in options contracts that are based on the value of HOOD. This subjects the Fund to certain of the same risks as if it owned shares of HOOD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of HOOD, the Fund may also be subject to the following risks:

YieldMax(TM) HOOD Option Income Strategy ETF | Indirect Investment in HOOD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in HOOD Risk. HOOD is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HOOD but will be exposed to the performance of HOOD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) HOOD Option Income Strategy ETF | HOOD Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

HOOD Trading Risk. The trading price of HOOD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of HOOD may be traded by short sellers which may put pressure on the supply and demand for the common stock of HOOD, further influencing volatility in its market price. Public perception and other factors outside of the control of HOOD may additionally impact HOOD’s stock price due to HOOD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against HOOD in the past. While HOOD continues to defend such actions, any judgment against HOOD, or any future stockholder litigation could result in substantial costs and a diversion of the management of HOOD’s attention and resources. If HOOD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) HOOD Option Income Strategy ETF | HOOD Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

HOOD Performance Risk. HOOD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HOOD to decline. HOOD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HOOD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If HOOD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HOOD could decline significantly.

YieldMax(TM) HOOD Option Income Strategy ETF | HOOD Operational Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

HOOD Operational Risks. HOOD’s plans to venture into new international markets introduces significant uncertainties that may not yield desired outcomes. Operations are subject to complex and evolving laws, with non-compliance posing threats to HOOD’s business. Past and potential future regulatory investigations, settlements, and litigation could lead to substantial costs and reputational damage. Intense competition from rivals with greater resources threatens HOOD’s market position and revenue. Failure to retain existing customers or attract new ones, coupled with reduced usage of products and services, may result in declining revenue. Moreover, failure to develop and monetize innovative offerings could diminish competitiveness and revenue streams.

Dependence on complex software and systems entails the risk of interruptions, instability, and flaws, potentially disrupting operations. Reliance on third-party entities for critical functions exposes the company to risks associated with their performance. Additionally, incorporating AI technologies presents business, compliance, and reputational risks. Cybersecurity breaches targeting the company’s systems or customer data could lead to significant financial and reputational damage. Failure to maintain required net capital levels may result in restrictions and regulatory actions.

Risks associated with the effectiveness of compliance and risk management policies and procedures may impact operations under different market conditions. Operating in the highly volatile cryptocurrency market exposes the company to uncertainties and fluctuations affecting trading volumes and revenues.

Regulatory uncertainties surrounding cryptocurrency classification and compliance could lead to scrutiny, fines, and penalties. The complexity of rapidly evolving and difficult-to-interpret cryptocurrency laws and regulations poses challenges and compliance risks. Offering payment and spending services introduces risks related to illegal payments, customer asset loss, disputes, and liabilities. Future issuances of stock may lead to significant dilution, impacting shareholder value. Lastly, concentrated voting power with founders and multi-class stock structures limit shareholder influence over company decisions.

YieldMax(TM) HOOD Option Income Strategy ETF | Financial Exchanges and Data Industry Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Exchanges and Data Industry Risks. The industry is highly susceptible to fluctuations in economic conditions, changes in market sentiment, and regulatory alterations, which can significantly affect market volatility and trading volumes. Technological disruptions or failures, including cybersecurity breaches, could compromise user data and disrupt trading activities, potentially leading to financial losses for both the company and its users. Additionally, the competitive landscape, with rapid technological advancements and the emergence of new competitors, could impact HOOD’s market share and profitability. Such factors could adversely affect HOOD’s business performance and stock price and, in turn, negatively impact the Fund.

YieldMax(TM) HOOD Option Income Strategy ETF | Global Crypto Asset Trading Platform Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Global Crypto Asset Trading Platform Risks. HOOD has announced plans to expand its crypto asset business. Such an expansion will subject HOOD to risks related to regulatory compliance, such as the potential for increased scrutiny, enhanced anti-money laundering (AML) and know your customer (KYC) requirements, and the need for additional licenses in various jurisdictions. Operational risks will also arise from the complexities of integrating the new platform’s operations, technology, and culture, as well as the need to bolster system security and manage a more extensive technology infrastructure. Market risks, including high volatility and liquidity management challenges, will become more pronounced. Reputational risks could emerge from potential security breaches, operational failures, or regulatory violations, affecting customer trust and market perception. Legal risks may increase due to potential litigation and intellectual property issues. Additionally, HOOD will be subject to financial risks associated with the capital investment required for the expansion.

YieldMax(TM) HOOD Option Income Strategy ETF | YieldMax(TM) HOOD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HOOY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7],[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) JD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ JD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of JD.com, Inc. (“JD”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of JD (NYSE Arca: JD) (“JD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to JD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of JD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of JD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of JD,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of JD.

For more information, see sections “The Fund’s Use of JD Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of JD.
●	The Fund seeks to participate in a portion of the gains experienced by JD.

That is, although the Fund may not fully participate in gains in JD’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in JD

●	The Fund’s strategy will capture only a portion of potential gains, if any, if JD shares increase in value.
●	The Fund’s strategy is subject to all potential losses if JD shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in JD.
●	Fund shareholders are not entitled to any JD distributions.

Additional information regarding JD is also set forth below.

The Fund’s Use of JD Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of JD.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of JD) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of JD shares, which give the Fund the right or obligation to receive or deliver shares of JD on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to JD, which allows the Fund to seek to participate in the changes, up or down, in the price of JD’s shares.
●	Covered call writing (where JD call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to JD, the Fund will buy JD call options and, simultaneously, sell JD put options to try to replicate the price movements of JD. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of JD at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of JD for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on JD to generate income. Since the Fund does not directly own JD, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of JD, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current JD share price.

It is important to note that the sale of the JD call option contracts will limit the Fund’s participation in the appreciation in JD’s share price. If the share price of JD increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if JD’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to JD and the sold (short) JD call positions) will limit the Fund’s participation in gains in JD share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of JD’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of JD is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if JD’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to JD through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on JD as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in JD stock prices. However, other elements like interest rates can also influence the income level.
○ If the Fund’s opportunistic strategy is being employed when the price of JD rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs JD

For the reasons stated above, the Fund’s performance will differ from that of JD’s share price. The performance differences will depend on, among other things, the price of JD, changes in the value of the JD options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ JD Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of JD)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of JD at the time of purchase) to provide indirect exposure to positive price returns of JD.

If the share price of JD increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of JD at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by JD.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of JD at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the JD share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of JD at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by JD minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by JD above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to JD equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

JD.Com, Inc. (“JD”)

JD is a leading supply chain-based technology and service provider, providing products and services to consumers, third-party merchants, suppliers and other business partners through its subsidiaries, consolidated variable interest entities (“VIEs”) and consolidated VIEs’ subsidiaries. JD is listed on the Nasdaq Global Select Market (“Nasdaq”).

The American Depositary Share of JD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JD pursuant to the Exchange Act can be located by reference to the SEC file number 001-36450 through the SEC’s website at www.sec.gov. In addition, information regarding JD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of JD or other securities of JD. The Fund has derived all disclosures contained in this document regarding JD from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to JD. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of JD (and therefore the price of JD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of JD.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH JD.COM, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to JD. As of January 1, 2024, JD is assigned to the internet & direct marketing retail industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) JD Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) JD Option Income Strategy ETF | Internet & Direct Marketing Retail Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Internet & Direct Marketing Retail Risk. Companies, such as JD, that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

YieldMax(TM) JD Option Income Strategy ETF | Business Structural Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Business Structural Risks. Investing in JD, a Cayman Islands holding company, carries several significant risks due to the company’s unique business structure and its base of operations primarily in China. Due to restrictions on foreign ownership and investment in China, JD, like other foreign-incorporated entities operating in China, functions through a Variable Interest Entity structure (VIE) for its internet and other business activities. The VIEs are owned and incorporated by Chinese citizens or entities controlled by them, not JD itself. Though contractual agreements enable JD to effectively control the VIEs and realize the economic benefits, investors are essentially purchasing equity securities in a Cayman Islands holding company rather than equity securities issued by JD’s consolidated subsidiaries and the VIE. This structure exposes investors to potential risks and uncertainties, including regulatory changes in China.

In addition to these structural complexities, the company also confronts various operational and legal risks due to its base and primary operations in China. The Chinese government retains significant authority to regulate the business operations of China-based companies like JD, including their overseas listings and fundraisings. Other challenges include maintaining the trusted status of JD’s ecosystems, the impact of sustained investment on margins and net income, competition, ability to innovate and adapt, risks related to acquisitions, and expansion of international and cross-border operations.

YieldMax(TM) JD Option Income Strategy ETF | Holding Foreign Companies Accountable Act (HFCAA) Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Holding Foreign Companies Accountable Act (HFCAA) Risks. The HFCAA is a U.S. law enacted in 2020, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by a Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on U.S. exchanges. However, if the PCAOB is unable to inspect a company’s auditors for three consecutive years, the issuer’s securities would be de-listed from the U.S. exchange on which it trades and the resulting impact could negatively impact a Fund’s performance.

YieldMax(TM) JD Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) JD Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) JD Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) JD Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) JD Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) JD Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) JD Option Income Strategy ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Because the Fund has indirect exposure to the ADR of a foreign company, the Fund may be subject to risks associated with foreign investments.
YieldMax(TM) JD Option Income Strategy ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
YieldMax(TM) JD Option Income Strategy ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investment in ADRs may be less liquid than the underlying shares in their primary trading market.
YieldMax(TM) JD Option Income Strategy ETF | Foreign Market and Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.
YieldMax(TM) JD Option Income Strategy ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
YieldMax(TM) JD Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) JD Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) JD Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) JD Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) JD Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) JD Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) JD Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) JD Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) JD Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) JD Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) JD Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) JD Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) JD Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) JD Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) JD Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) JD Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) JD Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) JD Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) JD Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) JD Option Income Strategy ETF | JD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

JD Risk.  The Fund invests in options contracts that are based on the value of JD. This subjects the Fund to certain of the same risks as if it owned shares of JD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of JD, the Fund may also be subject to the following risks:

YieldMax(TM) JD Option Income Strategy ETF | Indirect Investment in JD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in JD Risk. JD is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of JD but will be exposed to the performance of JD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) JD Option Income Strategy ETF | JD Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

JD Trading Risk. The trading price of JD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of JD may be traded by short sellers which may put pressure on the supply and demand for the common stock of JD, further influencing volatility in its market price. Public perception and other factors outside of the control of JD may additionally impact JD’s stock price due to JD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. If JD trading is halted, trading in Shares of the JD Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) JD Option Income Strategy ETF | JD Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

JD Performance Risk. JD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of JD to decline. JD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance JD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If JD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by JD could decline significantly.

YieldMax(TM) JD Option Income Strategy ETF | YieldMax(TM) JD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JDY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[9]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9],[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) MARA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ MARA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of Marathon Digital Holdings, Inc. (“MARA”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Marathon Digital Holdings, Inc. (The Nasdaq Stock Market LLC: MARA) (“MARA” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to MARA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of MARA, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of MARA increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of MARA,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of MARA.

For more information, see sections “The Fund’s Use of MARA Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of MARA.
●	The Fund seeks to participate in a portion of the gains experienced by MARA.

That is, although the Fund may not fully participate in gains in MARA’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in MARA

●	The Fund’s strategy will capture only a portion of potential gains, if any, if MARA shares increase in value.
●	The Fund’s strategy is subject to all potential losses if MARA shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in MARA.
●	Fund shareholders are not entitled to any MARA distributions.

Additional information regarding MARA is also set forth below.

The Fund’s Use of MARA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of MARA.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of MARA) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of MARA shares, which give the Fund the right or obligation to receive or deliver shares of MARA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to MARA, which allows the Fund to seek to participate in the changes, up or down, in the price of MARA’s shares.
●	Covered call writing (where MARA call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to MARA, the Fund will buy MARA call options and, simultaneously, sell MARA put options to try to replicate the price movements of MARA. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of MARA at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of MARA for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on MARA to generate income. Since the Fund does not directly own MARA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of MARA, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current MARA share price.

It is important to note that the sale of the MARA call option contracts will limit the Fund’s participation in the appreciation in MARA’s share price. If the share price of MARA increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if MARA’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MARA and the sold (short) MARA call positions) will limit the Fund’s participation in gains in MARA share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of MARA’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of MARA is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if MARA’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to MARA through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on MARA as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in MARA stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of MARA rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs MARA

For the reasons stated above, the Fund’s performance will differ from that of MARA’s share price. The performance differences will depend on, among other things, the price of MARA, changes in the value of the MARA options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ MARA Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of MARA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MARA at the time of purchase) to provide indirect exposure to positive price returns of MARA.

If the share price of MARA increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MARA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MARA.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of MARA at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the MARA share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of MARA at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by MARA minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by MARA above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MARA equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MARATHON DIGITAL HOLDINGS, INC. (“MARA”)

MARA is a digital asset technology company that is principally engaged in producing or “mining” digital assets with a focus on the Bitcoin ecosystem. MARA is listed on the Nasdaq Stock Market LLC (“Nasdaq”). Per MARA’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of MARA (based on the last reported sale price of its class A common stock on June 30, 2023 on Nasdaq) was approximately $2.4 billion.

MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of MARA or other securities of MARA. The Fund has derived all disclosures contained in this document regarding MARA from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MARA. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA (and therefore the price of MARA at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of MARA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH MARATHON DIGITAL HOLDINGS, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MARA. As of January 1, 2024, MARA is assigned to the financial technology (FinTech) industry.

Information About Bitcoin

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) MARA Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) MARA Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) MARA Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) MARA Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) MARA Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) MARA Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) MARA Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) MARA Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) MARA Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) MARA Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) MARA Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) MARA Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) MARA Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) MARA Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) MARA Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) MARA Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) MARA Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) MARA Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) MARA Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) MARA Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) MARA Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) MARA Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) MARA Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) MARA Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) MARA Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) MARA Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) MARA Option Income Strategy ETF | MARA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARA Risk. The Fund invests in options contracts that are based on the value of MARA. This subjects the Fund to certain of the same risks as if it owned shares of MARA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of MARA, the Fund may also be subject to the following risks:

YieldMax(TM) MARA Option Income Strategy ETF | Indirect Investment in MARA Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in MARA Risk. MARA is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MARA but will be exposed to the performance of MARA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) MARA Option Income Strategy ETF | MARA Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARA Trading Risk. The trading price of MARA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MARA may be traded by short sellers which may put pressure on the supply and demand for the common stock of MARA, further influencing volatility in its market price. Public perception and other factors outside of the control of MARA may additionally impact MARA’s stock price due to MARA garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MARA in the past. While MARA continues to defend such actions, any judgment against MARA, or any future stockholder litigation could result in substantial costs and a diversion of the management of MARA’s attention and resources. If MARA trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) MARA Option Income Strategy ETF | MARA Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MARA Performance Risk. MARA may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MARA to decline. MARA provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MARA provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MARA’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MARA could decline significantly.

YieldMax(TM) MARA Option Income Strategy ETF | Bitcoin Mining Industry & Bitcoin Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bitcoin Mining Industry & Bitcoin Risks.

Companies in the Bitcoin mining industry are subject to inherent technological and operational risks. MARA’s operations, which include validating transactions and securing the network, are heavily dependent on energy consumption, making MARA’s profitability susceptible to fluctuations in energy prices and potential regulatory changes affecting energy usage. The concentration of mining operations in regions with lower energy costs can also expose the company to local political and economic instability, potentially disrupting operations. Technological changes or advancements in mining algorithms can render MARA’s existing equipment obsolete, leading to significant capital losses. Moreover, as the reward for mining new blocks diminishes over time, the financial incentive to continue mining may decrease, potentially reducing MARA’s profitability and affecting its operational viability.

Bitcoin’s price is highly volatile, and its market is influenced by the changing Bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, Bitcoin faces potential government restrictions. For instance, some countries may limit or ban Bitcoin transactions, negatively impacting its market value.

The risks associated with Bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large Bitcoin holders, known as “whales,” can significantly influence Bitcoin’s price. The largely unregulated nature of Bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect Bitcoin’s price. For example, if a group of miners gains control over a majority of the Bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen Bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to Bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact Bitcoin’s demand and the Fund’s performance. The extreme volatility of Bitcoin’s market price can result in shareholder losses. Furthermore, the operation of Bitcoin exchanges may be disrupted or cease altogether due to various issues, further affecting Bitcoin’s price and the Fund’s investments.

The value of Bitcoin has historically been subject to significant speculation, making trading and investing in Bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of Bitcoin-linked derivatives held by the Underlying ETPs.

The security of the Bitcoin blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the Bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin blockchain as a payment system.

Common impediments to adopting the Bitcoin blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of Bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

YieldMax(TM) MARA Option Income Strategy ETF | Digital Assets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Digital Assets Risk: Digital assets like Bitcoin, designed as mediums of exchange, are still an emerging asset class. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

YieldMax(TM) MARA Option Income Strategy ETF | Digital Asset Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Digital Asset Markets Risk: The digital asset market, particularly Bitcoin, has experienced considerable volatility, leading to market disruptions and erosion of confidence among market participants. This instability and the resultant negative publicity could adversely affect the Fund’s reputation and trading prices. Ongoing market turbulence could significantly impact the value of the Fund’s share.

YieldMax(TM) MARA Option Income Strategy ETF | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Blockchain Technology Risk: Blockchain technology, which underpins Bitcoin and other digital assets, is relatively new, and many of its applications are untested. The adoption of blockchain and the development of competing platforms or technologies could affect its usage. Investments in companies or vehicles that utilize blockchain technology are subject to market volatility and may experience lower trading volumes compared to more established industries. Additionally, regulatory changes, internet disruptions, cybersecurity incidents, and intellectual property disputes could further affect the adoption and functionality of blockchain technology.

YieldMax(TM) MARA Option Income Strategy ETF | YieldMax(TM) MARA Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MARO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[11]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11],[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) PDD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ PDD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of PDD Holdings Inc. (“PDD”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of PDD Holdings Inc. (Nasdaq Global Stock Market: PDD) (“PDD” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to PDD regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of PDD, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of PDD increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of PDD,
●	current income from the option premiums, and

●	At most times, a limit on the Fund’s participation in gains, if any, of the share price returns of PDD.

For more information, see sections “The Fund’s Use of PDD Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of PDD.
●	The Fund seeks to participate in a portion of the gains experienced by PDD.

That is, although the Fund may not fully participate in gains in PDD’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in PDD

●	The Fund’s strategy will capture only a portion of potential gains, if any, if PDD shares increase in value.
●	The Fund’s strategy is subject to all potential losses if PDD shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in PDD.
●	Fund shareholders are not entitled to any PDD distributions.

Additional information regarding PDD is also set forth below.

The Fund’s Use of PDD Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of PDD.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of PDD) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of PDD shares, which give the Fund the right or obligation to receive or deliver shares of PDD on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to PDD, which allows the Fund to seek to participate in the changes, up or down, in the price of PDD’s shares.
●	Covered call writing (where PDD call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to PDD, the Fund will buy PDD call options and, simultaneously, sell PDD put options to try to replicate the price movements of PDD. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of PDD at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of PDD for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on PDD to generate income. Since the Fund does not directly own PDD, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of PDD, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current PDD share price.

It is important to note that the sale of the PDD call option contracts will limit the Fund’s participation in the appreciation in PDD’s share price. If the share price of PDD increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if PDD’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to PDD and the sold (short) PDD call positions) will limit the Fund’s participation in gains in PDD share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of PDD’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of PDD is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if PDD’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to PDD through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on PDD as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in PDD stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of PDD rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs PDD

For the reasons stated above, the Fund’s performance will differ from that of PDD’s share price. The performance differences will depend on, among other things, the price of PDD, changes in the value of the PDD options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ PDD Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of PDD)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PDD at the time of purchase) to provide indirect exposure to positive price returns of PDD.

If the share price of PDD increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PDD at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by PDD.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of PDD at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of PDD at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by PDD minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by PDD above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to PDD equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

PDD Holdings, Inc. (“PDD”)

PDD Holdings, Inc. is a multinational commerce group that owns and operates a portfolio of businesses. The company aims to bring more businesses and people into the digital economy so that local communities and small businesses can benefit from increased productivity and new opportunities. It has built a network of sourcing, logistics, and fulfillment capabilities, that support its underlying businesses. The company was founded by in 2015, is incorporated in the Cayman Islands, and is headquartered in Dublin, Ireland. PDD is listed on the Nasdaq Global Select Market (“Nasdaq”). PDD’s primary business operations are located in China.

The American Depositary Share of PDD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PDD pursuant to the Exchange Act can be located by reference to the SEC file number 001-38591 through the SEC’s website at www.sec.gov. In addition, information regarding PDD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of PDD or other securities of PDD. The Fund has derived all disclosures contained in this document regarding PDD from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PDD. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PDD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PDD (and therefore the price of PDD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PDD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of PDD.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH PDD HOLDINGS INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PDD. As of January 1, 2024, PDD is assigned to the internet & direct marketing retail industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
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Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) PDD Option Income Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) PDD Option Income Strategy ETF | Internet & Direct Marketing Retail Risk [Member]
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Internet & Direct Marketing Retail Risk. Companies, such as PDD, that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

YieldMax(TM) PDD Option Income Strategy ETF | Business Structural Risks [Member]
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Business Structural Risks. Investing in PDD, a Cayman Islands holding company, carries several significant risks due to the company’s unique business structure and its base of operations primarily in China. Due to restrictions on foreign ownership and investment in China, PDD, like other foreign-incorporated entities operating in China, functions through a Variable Interest Entity structure (VIE) for its internet and other business activities. The VIEs are owned and incorporated by Chinese citizens or entities controlled by them, not PDD itself. Though contractual agreements enable PDD to effectively control the VIEs and realize the economic benefits, investors are essentially purchasing equity securities in a Cayman Islands holding company rather than equity securities issued by PDD’s consolidated subsidiaries and the VIE. This structure exposes investors to potential risks and uncertainties, including regulatory changes in China.

In addition to these structural complexities, the company also confronts various operational and legal risks due to its base and primary operations in China. The Chinese government retains significant authority to regulate the business operations of China-based companies like PDD, including their overseas listings and fundraisings. Other challenges include maintaining the trusted status of PDD’s ecosystems, the impact of sustained investment on margins and net income, competition, ability to innovate and adapt, risks related to acquisitions, and expansion of international and cross-border operations.

YieldMax(TM) PDD Option Income Strategy ETF | Holding Foreign Companies Accountable Act (HFCAA) Risks [Member]
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Holding Foreign Companies Accountable Act (HFCAA) Risks. The HFCAA is a U.S. law enacted in 2020, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by a Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on U.S. exchanges. However, if the PCAOB is unable to inspect a company’s auditors for three consecutive years, the issuer’s securities would be de-listed from the U.S. exchange on which it trades and the resulting impact could negatively impact a Fund’s performance.

YieldMax(TM) PDD Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) PDD Option Income Strategy ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) PDD Option Income Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) PDD Option Income Strategy ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) PDD Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) PDD Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) PDD Option Income Strategy ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Because the Fund has indirect exposure to the ADR of a foreign company, the Fund may be subject to risks associated with foreign investments.
YieldMax(TM) PDD Option Income Strategy ETF | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
YieldMax(TM) PDD Option Income Strategy ETF | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investment in ADRs may be less liquid than the underlying shares in their primary trading market.
YieldMax(TM) PDD Option Income Strategy ETF | Foreign Market and Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.
YieldMax(TM) PDD Option Income Strategy ETF | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
YieldMax(TM) PDD Option Income Strategy ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) PDD Option Income Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) PDD Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) PDD Option Income Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) PDD Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) PDD Option Income Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) PDD Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) PDD Option Income Strategy ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) PDD Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) PDD Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) PDD Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) PDD Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) PDD Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) PDD Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) PDD Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) PDD Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) PDD Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) PDD Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) PDD Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) PDD Option Income Strategy ETF | PDD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PDD Risk. The Fund invests in options contracts that are based on the value of PDD. This subjects the Fund to certain of the same risks as if it owned shares of PDD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of PDD, the Fund may also be subject to the following risks:

YieldMax(TM) PDD Option Income Strategy ETF | Indirect Investment in PDD Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in PDD Risk. PDD is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PDD but will be exposed to the performance of PDD (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) PDD Option Income Strategy ETF | PDD Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PDD Trading Risk. The trading price of PDD may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PDD may be traded by short sellers which may put pressure on the supply and demand for the common stock of PDD, further influencing volatility in its market price. Public perception and other factors outside of the control of PDD may additionally impact PDD’s stock price due to PDD garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PDD in the past. While PDD continues to defend such actions, any judgment against PDD, or any future stockholder litigation could result in substantial costs and a diversion of the management of PDD’s attention and resources. If PDD trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) PDD Option Income Strategy ETF | PDD Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PDD Performance Risk. PDD may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PDD to decline. PDD provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PDD provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If PDD’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PDD could decline significantly.

YieldMax(TM) PDD Option Income Strategy ETF | YieldMax(TM) PDD Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PDDY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[13]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[13]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13],[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) PLTR Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ PLTR Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of Palantir Technologies Inc. (“PLTR”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of PLTR (NYSE: PLTR) (“PLTR” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to PLTR regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of PLTR, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of PLTR increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of PLTR,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of PLTR.

For more information, see sections “The Fund’s Use of PLTR Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of PLTR.
●	The Fund seeks to participate in a portion of the gains experienced by PLTR.

That is, although the Fund may not fully participate in gains in PLTR’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in PLTR

●	The Fund’s strategy will capture only a portion of potential gains, if any, if PLTR shares increase in value.
●	The Fund’s strategy is subject to all potential losses if PLTR shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in PLTR.
●	Fund shareholders are not entitled to any PLTR distributions.

Additional information regarding PLTR is also set forth below.

The Fund’s Use of PLTR Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of PLTR.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of PLTR) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of PLTR shares, which give the Fund the right or obligation to receive or deliver shares of PLTR on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to PLTR, which allows the Fund to seek to participate in the changes, up or down, in the price of PLTR’s shares.
●	Covered call writing (where PLTR call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to PLTR, the Fund will buy PLTR call options and, simultaneously, sell PLTR put options to try to replicate the price movements of PLTR. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of PLTR at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of PLTR for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on PLTR to generate income. Since the Fund does not directly own PLTR, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of PLTR, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current PLTR share price.

It is important to note that the sale of the PLTR call option contracts will limit the Fund’s participation in the appreciation in PLTR’s share price. If the share price of PLTR increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if PLTR’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to PLTR and the sold (short) PLTR call positions) will limit the Fund’s participation in gains in PLTR share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of PLTR’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of PLTR is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if PLTR’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to PLTR through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on PLTR as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in PLTR stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of PLTR rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs PLTR

For the reasons stated above, the Fund’s performance will differ from that of PLTR’s share price. The performance differences will depend on, among other things, the price of PLTR, changes in the value of the PLTR options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ PLTR Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of PLTR)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PLTR at the time of purchase) to provide indirect exposure to positive price returns of PLTR.

If the share price of PLTR increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PLTR at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by PLTR.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of PLTR at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the PLTR share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of PLTR at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by PLTR minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by PLTR above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to PLTR equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Palantir Technologies Inc. (“PLTR”)

PLTR builds software that empowers organizations to effectively integrate their data, decisions, and operations at scale. PLTR is listed on the New York Stock Exchange (“NYSE”). Per PLTR’s most recent Form 10-K filing, the aggregate market value of common stock held by non-affiliates of PLTR (based on the last reported sale price of its class A common stock on June 30, 2023 on the NYSE) was approximately $29.3 billion.

PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by PLTR pursuant to the Exchange Act can be located by reference to SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding PLTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of PLTR or other securities of PLTR. The Fund has derived all disclosures contained in this document regarding PLTR from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to PLTR. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PLTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR (and therefore the price of PLTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PLTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of PLTR.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH PALANTIR TECHNOLOGIES INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to PLTR. As of January 1, 2024, PLTR is assigned to the software industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) PLTR Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) PLTR Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) PLTR Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) PLTR Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) PLTR Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) PLTR Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) PLTR Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) PLTR Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) PLTR Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) PLTR Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) PLTR Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) PLTR Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) PLTR Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) PLTR Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) PLTR Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) PLTR Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) PLTR Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) PLTR Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) PLTR Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) PLTR Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) PLTR Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) PLTR Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) PLTR Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) PLTR Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) PLTR Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) PLTR Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) PLTR Option Income Strategy ETF | PLTR Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PLTR Risk. The Fund invests in options contracts that are based on the value of PLTR. This subjects the Fund to certain of the same risks as if it owned shares of PLTR, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of PLTR, the Fund may also be subject to the following risks:

YieldMax(TM) PLTR Option Income Strategy ETF | Indirect Investment in PLTR Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in PLTR Risk. PLTR is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of PLTR but will be exposed to the performance of PLTR (the Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) PLTR Option Income Strategy ETF | PLTR Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PLTR Trading Risk. The trading price of PLTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of PLTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of PLTR, further influencing volatility in its market price. Public perception and other factors outside of the control of PLTR may additionally impact PLTR’s stock price due to PLTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against PLTR in the past. While PLTR continues to defend such actions, any judgment against PLTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of PLTR’s attention and resources. If PLTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) PLTR Option Income Strategy ETF | PLTR Performance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

PLTR Performance Risk. PLTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PLTR to decline. PLTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PLTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If PLTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PLTR could decline significantly.

YieldMax(TM) PLTR Option Income Strategy ETF | Software Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

YieldMax(TM) PLTR Option Income Strategy ETF | AI Platform Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

AI Platform Risk. PLTR has launched an AI (artificial intelligence) platform, which subjects PLTR to additional risks, including challenges in developing and deploying new technologies to meet customer needs and ensuring compatibility with third-party products and services. PLTR may struggle to hire, retain, and train qualified personnel, which is crucial for meeting customer demand. The use of AI could lead to reputational harm or liability issues, and there may be difficulties in obtaining, maintaining, protecting, and enforcing intellectual property rights. Additionally, the platform could encounter real or perceived errors, failures, defects, or bugs, and reliance on third-party technology could pose risks if it becomes difficult to replace or causes errors. Finally, PLTR’s AI platform will be subject to complex and evolving U.S. and non-U.S. laws and regulations regarding privacy, data protection, security, and technology protection.

YieldMax(TM) PLTR Option Income Strategy ETF | YieldMax(TM) PLTR Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[15]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15],[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) RBLX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ RBLX Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the Roblox Corporation (“RBLX”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Roblox Corporation (NYSE: RBLX) (“RBLX” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to RBLX regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund generally uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of RBLX, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of RBLX increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of RBLX,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of RBLX.

For more information, see sections “The Fund’s Use of RBLX Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of RBLX.
●	The Fund seeks to participate in a portion of the gains experienced by RBLX.

That is, although the Fund may not fully participate in gains in RBLX’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in RBLX.

●	The Fund’s strategy will capture only a portion of potential gains, if any, if RBLX shares increase in value.
●	The Fund’s strategy is subject to all potential losses if RBLX shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in RBLX.
●	Fund shareholders are not entitled to any RBLX distributions.

Additional information regarding RBLX is also set forth below.

The Fund’s Use of RBLX Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of RBLX.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of RBLX) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of RBLX shares, which give the Fund the right or obligation to receive or deliver shares of RBLX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to RBLX, which allows the Fund to seek to participate in the changes, up or down, in the price of RBLX’s shares.
●	Covered call writing (where RBLX call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to RBLX, the Fund will buy RBLX call options and, simultaneously, sell RBLX put options to try to replicate the price movements of RBLX. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of RBLX at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of RBLX for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on RBLX to generate income. Since the Fund does not directly own RBLX, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of RBLX, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current RBLX share price.

It is important to note that the sale of the RBLX call option contracts will limit the Fund’s participation in the appreciation in RBLX’s share price. If the share price of RBLX increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if RBLX’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to RBLX and the sold (short) RBLX call positions) will limit the Fund’s participation in gains in RBLX share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of RBLX’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of RBLX is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if RBLX’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to RBLX through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on RBLX as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in RBLX stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of RBLX rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs RBLX

For the reasons stated above, the Fund’s performance will differ from that of RBLX’s share price. The performance differences will depend on, among other things, the price of RBLX, changes in the value of the RBLX options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ RBLX Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of RBLX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of RBLX at the time of purchase) to provide indirect exposure to positive price returns of RBLX.

If the share price of RBLX increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of RBLX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by RBLX.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of RBLX at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the RBLX share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of RBLX at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by RBLX minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by RBLX above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to RBLX equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Roblox Corporation (“RBLX”)

RBLX operates an online platform that allows users to create, share, and play games and experiences using its proprietary development tools. RBLX is listed on the New York Stock Exchange (“NYSE”). Per RBLX’s most recent Form 10-K filing, the aggregate market value of the voting Class A common equity held by non-affiliates of RBLX (based on the last reported sale price of its common stock on June 30, 2023 on the NYSE) was approximately $16.3 billion.

RBLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by RBLX pursuant to the Exchange Act can be located by reference to SEC file number 001-04321 through the SEC’s website at www.sec.gov. In addition, information regarding RBLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of RBLX or other securities of RBLX. The Fund has derived all disclosures contained in this document regarding RBLX from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RBLX. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RBLX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RBLX (and therefore the price of RBLX at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RBLX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of RBLX.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ROBLOX CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to RBLX. As of January 1, 2024, RBLX is assigned to the interactive media & services industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) RBLX Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) RBLX Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) RBLX Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) RBLX Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) RBLX Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) RBLX Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) RBLX Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) RBLX Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) RBLX Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) RBLX Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) RBLX Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) RBLX Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) RBLX Option Income Strategy ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) RBLX Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) RBLX Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) RBLX Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) RBLX Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) RBLX Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) RBLX Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) RBLX Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) RBLX Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) RBLX Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) RBLX Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) RBLX Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) RBLX Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) RBLX Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) RBLX Option Income Strategy ETF | RBLX Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

RBLX Risk. The Fund invests in options contracts that are based on the value of RBLX. This subjects the Fund to certain of the same risks as if it owned shares of RBLX, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of RBLX, the Fund may also be subject to the following risks:

YieldMax(TM) RBLX Option Income Strategy ETF | Indirect Investment in RBLX Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in RBLX Risk. RBLX is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of RBLX but will be exposed to the performance of RBLX (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) RBLX Option Income Strategy ETF | RBLX Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

RBLX Trading Risk. The trading price of RBLX may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of RBLX may be traded by short sellers which may put pressure on the supply and demand for the common stock of RBLX, further influencing volatility in its market price. Public perception and other factors outside of the control of RBLX may additionally impact RBLX’s stock price due to RBLX garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against RBLX in the past. While RBLX continues to defend such actions, any judgment against RBLX, or any future stockholder litigation could result in substantial costs and a diversion of the management of RBLX’s attention and resources. If RBLX trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) RBLX Option Income Strategy ETF | Operational and Execution Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Execution Risks: RBLX is subject to various risks, including dependence on user engagement, as its success hinges on retaining a large and active user base whose preferences may shift. The company must also effectively manage and moderate user-generated content to prevent the dissemination of inappropriate material, which could tarnish its reputation and deter users. Ensuring robust platform security and privacy is crucial, especially given its predominantly young audience, with failures potentially leading to legal issues and a loss of trust. Regulatory changes in data privacy, consumer protection, and online safety present ongoing challenges. Additionally, Roblox operates in a competitive, rapidly evolving industry, necessitating continual technological innovation to stay ahead. The company’s revenue heavily relies on in-platform purchases using its virtual currency, making it vulnerable to changes in monetization strategies or disruptions in payment systems, highlighting the importance of adapting to maintain growth and sustainability in the online gaming and content creation market.

YieldMax(TM) RBLX Option Income Strategy ETF | Interactive Media and Services Industry Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interactive Media and Services Industry Risks: The interactive media and services industry faces significant risks due to intense market competition, evolving regulatory environments, and reliance on advanced technology and infrastructure. Companies must navigate a complex landscape where technological advancements and new entrants constantly introduce competitive pressures. Regulatory changes, particularly those related to data privacy, content moderation, and intellectual property, can impose substantial compliance costs and legal liabilities. Additionally, the industry depends heavily on the security and reliability of its technological infrastructure; any disruptions or breaches can lead to operational challenges and compromised user information. Attracting, engaging, and retaining users is crucial for success, and failure to manage content moderation effectively can result in legal, regulatory, and reputational risks.

Economic conditions, international operations, and the need for continuous innovation further complicate the industry’s risk profile. Economic downturns and fluctuations in consumer spending can reduce demand for interactive media and services, affecting revenue and profitability. Operating globally exposes companies to political instability, currency fluctuations, and varying regulatory standards. The industry must invest in research and development to stay competitive, but these investments come with no guarantees of success. Additionally, cybersecurity threats pose a significant risk, with potential for data breaches and financial losses. Implementing robust cybersecurity measures is essential to mitigate these threats and protect valuable digital assets.

YieldMax(TM) RBLX Option Income Strategy ETF | YieldMax(TM) RBLX Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBLY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17],[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) SHOP Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ SHOP Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of Shopify Inc. (“SHOP”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of SHOP (Nasdaq: SHOP) (“SHOP” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to SHOP regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of SHOP, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of SHOP increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of SHOP,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of SHOP.

For more information, see sections “The Fund’s Use of SHOP Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of SHOP.
●	The Fund seeks to participate in a portion of the gains experienced by SHOP.

That is, although the Fund may not fully participate in gains in SHOP’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SHOP

●	The Fund’s strategy will capture only a portion of potential gains, if any, if SHOP shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SHOP shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SHOP.
●	Fund shareholders are not entitled to any SHOP distributions.

Additional information regarding SHOP is also set forth below.

The Fund’s Use of SHOP Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of SHOP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SHOP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of SHOP shares, which give the Fund the right or obligation to receive or deliver shares of SHOP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SHOP, which allows the Fund to seek to participate in the changes, up or down, in the price of SHOP’s shares.
●	Covered call writing (where SHOP call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to SHOP, the Fund will buy SHOP call options and, simultaneously, sell SHOP put options to try to replicate the price movements of SHOP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of SHOP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of SHOP for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on SHOP to generate income. Since the Fund does not directly own SHOP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of SHOP, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current SHOP share price.

It is important to note that the sale of the SHOP call option contracts will limit the Fund’s participation in the appreciation in SHOP’s share price. If the share price of SHOP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SHOP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SHOP and the sold (short) SHOP call positions) will limit the Fund’s participation in gains in SHOP share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of SHOP’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of SHOP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if SHOP’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to SHOP through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SHOP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in SHOP stock prices. However, other elements like interest rates can also influence the income level.
○ If the Fund’s opportunistic strategy is being employed when the price of SHOP rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs SHOP

For the reasons stated above, the Fund’s performance will differ from that of SHOP’s share price. The performance differences will depend on, among other things, the price of SHOP, changes in the value of the SHOP options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ SHOP Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of SHOP)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SHOP at the time of purchase) to provide indirect exposure to positive price returns of SHOP.

If the share price of SHOP increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SHOP at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SHOP.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of SHOP at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the SHOP share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of SHOP at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by SHOP minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by SHOP above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to SHOP equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Shopify Inc. (“SHOP”)

SHOP is a Canadian multinational e-commerce company headquartered in Ottawa, Ontario. SHOP is listed on the New York Stock Exchange (“NYSE”).

The American Depositary Share of SHOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SHOP pursuant to the Exchange Act can be located by reference to the SEC file number 001-37400 through the SEC’s website at www.sec.gov. In addition, information regarding SHOP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SHOP or other securities of SHOP. The Fund has derived all disclosures contained in this document regarding SHOP from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SHOP. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SHOP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SHOP (and therefore the price of SHOP at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SHOP could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SHOP.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SHOPIFY INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or group of industries as SHOP. As of January 1, 2024, SHOP is assigned to the information technology services industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) SHOP Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) SHOP Option Income Strategy ETF | Internet & Direct Marketing Retail Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Internet & Direct Marketing Retail Risk. Companies, such as SHOP, that operate via the internet or direct marketing (e.g., online consumer services, online retail, travel) segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace, retail, and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software, and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate via the internet or direct marketing retail to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

YieldMax(TM) SHOP Option Income Strategy ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) SHOP Option Income Strategy ETF | Options Contracts [Member]
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Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) SHOP Option Income Strategy ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) SHOP Option Income Strategy ETF | Price Participation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) SHOP Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) SHOP Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) SHOP Option Income Strategy ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Because the Fund has indirect exposure to the ADR of a foreign company, the Fund may be subject to risks associated with foreign investments.
YieldMax(TM) SHOP Option Income Strategy ETF | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
YieldMax(TM) SHOP Option Income Strategy ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investment in ADRs may be less liquid than the underlying shares in their primary trading market.
YieldMax(TM) SHOP Option Income Strategy ETF | Foreign Market and Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.
YieldMax(TM) SHOP Option Income Strategy ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
YieldMax(TM) SHOP Option Income Strategy ETF | Call Writing Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) SHOP Option Income Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) SHOP Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) SHOP Option Income Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) SHOP Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) SHOP Option Income Strategy ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) SHOP Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) SHOP Option Income Strategy ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) SHOP Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) SHOP Option Income Strategy ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) SHOP Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) SHOP Option Income Strategy ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) SHOP Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) SHOP Option Income Strategy ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) SHOP Option Income Strategy ETF | Recent Market Events Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) SHOP Option Income Strategy ETF | Single Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) SHOP Option Income Strategy ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) SHOP Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) SHOP Option Income Strategy ETF | SHOP Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

SHOP Risk. The Fund invests in options contracts that are based on the value of SHOP. This subjects the Fund to certain of the same risks as if it owned shares of SHOP, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SHOP, the Fund may also be subject to the following risks:

YieldMax(TM) SHOP Option Income Strategy ETF | Indirect Investment in SHOP Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in SHOP Risk. SHOP is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SHOP but will be exposed to the performance of SHOP (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) SHOP Option Income Strategy ETF | SHOP Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

SHOP Trading Risk. The trading price of SHOP may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SHOP may be traded by short sellers which may put pressure on the supply and demand for the common stock of SHOP, further influencing volatility in its market price. Public perception and other factors outside of the control of SHOP may additionally impact SHOP’s stock price due to SHOP garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SHOP in the past. While SHOP continues to defend such actions, any judgment against SHOP, or any future stockholder litigation could result in substantial costs and a diversion of the management of SHOP’s attention and resources. If SHOP trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) SHOP Option Income Strategy ETF | SHOP Performance Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

SHOP Performance Risk. SHOP may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SHOP to decline. SHOP provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SHOP provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SHOP’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SHOP could decline significantly.

YieldMax(TM) SHOP Option Income Strategy ETF | YieldMax(TM) SHOP Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHOY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[19]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[19]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19],[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) SMCI Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ SMCI Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek exposure to the share price of the Super Micro Computer Inc. (“SMCI”), which is generally subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of Super Micro Computer, Inc. (Nasdaq Global Select Market: SMCI) (“SMCI” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to SMCI regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund generally uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of SMCI, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of SMCI increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of SMCI,
●	current income from the option premiums, and

●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of SMCI.

For more information, see sections “The Fund’s Use of SMCI Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of SMCI.
●	The Fund seeks to participate in a portion of the gains experienced by SMCI.

That is, although the Fund may not fully participate in gains in SMCI’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in SMCI.

●	The Fund’s strategy will capture only a portion of potential gains, if any, if SMCI shares increase in value.
●	The Fund’s strategy is subject to all potential losses if SMCI shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in SMCI.
●	Fund shareholders are not entitled to any SMCI distributions.

Additional information regarding SMCI is also set forth below.

The Fund’s Use of SMCI Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of SMCI.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of SMCI) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of SMCI shares, which give the Fund the right or obligation to receive or deliver shares of SMCI on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to SMCI, which allows the Fund to seek to participate in the changes, up or down, in the price of SMCI’s shares.
●	Covered call writing (where SMCI call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to SMCI, the Fund will buy SMCI call options and, simultaneously, sell SMCI put options to try to replicate the price movements of SMCI. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of SMCI at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of SMCI for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on SMCI to generate income. Since the Fund does not directly own SMCI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of SMCI, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current SMCI share price.

It is important to note that the sale of the SMCI call option contracts will limit the Fund’s participation in the appreciation in SMCI’s share price. If the share price of SMCI increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if SMCI’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to SMCI and the sold (short) SMCI call positions) will limit the Fund’s participation in gains in SMCI share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of SMCI’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of SMCI is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if SMCI’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to SMCI through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on SMCI as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in SMCI stock prices. However, other elements like interest rates can also influence the income level.
○ If the Fund’s opportunistic strategy is being employed when the price of SMCI rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs SMCI

For the reasons stated above, the Fund’s performance will differ from that of SMCI’s share price. The performance differences will depend on, among other things, the price of SMCI, changes in the value of the SMCI options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ SMCI Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of SMCI)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SMCI at the time of purchase) to provide indirect exposure to positive price returns of SMCI.

If the share price of SMCI increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of SMCI at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by SMCI.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of SMCI at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the SMCI share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of SMCI at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by SMCI minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the t strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by SMCI above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to SMCI equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Super Micro Computer Inc. (“SMCI”)

SMCI specializes in designing and manufacturing high-performance server solutions and advanced computing technologies for enterprise, data center, cloud computing, and AI applications. SMCI is listed on the Nasdaq Global Select Market (“Nasdaq”). Per SMCI’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of SMCI (based on the last reported sale price of its common stock on December 21, 2022 on the Nasdaq Global Select Market) was approximately $3.8 billion.

SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMCI pursuant to the Exchange Act can be located by reference to SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding SMCI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of SMCI or other securities of SMCI. The Fund has derived all disclosures contained in this document regarding SMCI from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SMCI. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMCI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMCI (and therefore the price of SMCI at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMCI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of SMCI.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to SMCI. As of January 1, 2024, SMCI is assigned to the technology hardware, storage & peripherals industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) SMCI Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) SMCI Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) SMCI Option Income Strategy ETF | Options Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) SMCI Option Income Strategy ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) SMCI Option Income Strategy ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) SMCI Option Income Strategy ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) SMCI Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) SMCI Option Income Strategy ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) SMCI Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) SMCI Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) SMCI Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) SMCI Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) SMCI Option Income Strategy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) SMCI Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) SMCI Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) SMCI Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) SMCI Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) SMCI Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) SMCI Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) SMCI Option Income Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) SMCI Option Income Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) SMCI Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) SMCI Option Income Strategy ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) SMCI Option Income Strategy ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) SMCI Option Income Strategy ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) SMCI Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) SMCI Option Income Strategy ETF | Operational and Execution Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Execution Risks: SMCI faces several operational and execution risks that could adversely impact its business operations and financial performance. Adverse economic conditions may harm the company’s overall business, while recent events in eastern Europe and the Taiwan Strait pose additional challenges and uncertainties. Fluctuations in quarterly operating results, unpredictability in revenue and margins, and the concentration of larger customers and sales opportunities are factors contributing to operational volatility. Additionally, failure to meet financial guidance, challenges in securing favorable financing, and risks associated with inventory management and supply chain disruptions further compound these risks. Cybersecurity threats, difficulties in expanding and retaining the sales force, and potential conflicts of interest with affiliated companies add complexity to operational management. Moreover, reliance on key personnel, potential confusion in sales channels, and challenges in attracting and integrating key employees also contribute to operational uncertainties.

YieldMax(TM) SMCI Option Income Strategy ETF | SMCI Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMCI Risk. The Fund invests in options contracts that are based on the value of SMCI. This subjects the Fund to certain of the same risks as if it owned shares of SMCI, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of SMCI, the Fund may also be subject to the following risks:

YieldMax(TM) SMCI Option Income Strategy ETF | Indirect Investment in SMCI Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Indirect Investment in SMCI Risk. SMCI is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SMCI but will be exposed to the performance of SMCI (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) SMCI Option Income Strategy ETF | SMCI Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

SMCI Trading Risk. The trading price of SMCI may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of SMCI may be traded by short sellers which may put pressure on the supply and demand for the common stock of SMCI, further influencing volatility in its market price. Public perception and other factors outside of the control of SMCI may additionally impact SMCI’s stock price due to SMCI garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against SMCI in the past. While SMCI continues to defend such actions, any judgment against SMCI, or any future stockholder litigation could result in substantial costs and a diversion of the management of SMCI’s attention and resources. If SMCI trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) SMCI Option Income Strategy ETF | Strategic and Industry Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Strategic and Industry Risks: Expanding international operations, managing growth effectively, and responding to technological trends are critical strategic challenges for SMCI. The company operates in a highly competitive market, and industry consolidation could intensify competition. Dependence on suppliers, indirect sales channels, and the need for continuous product innovation further highlight industry-specific risks. Quality control issues, fluctuations in corporate ventures, and challenges in managing international business operations also pose strategic concerns for SMCI.

YieldMax(TM) SMCI Option Income Strategy ETF | Additional & Technology-Related Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Additional & Technology-Related Risks. SMCI faces additional risks specific to its operations, including significant reliance on a limited number of key suppliers, which could disrupt production if supply chain issues arise. SMCI is also vulnerable to rapid technological changes in the industry, necessitating continuous innovation and investment in research and development. SMCI’s global operations expose it to geopolitical risks, currency fluctuations, and compliance with diverse regulatory environments. Moreover, SMCI’s dependence on key personnel means that the loss of any critical team members could adversely affect its business.

YieldMax(TM) SMCI Option Income Strategy ETF | YieldMax(TM) SMCI Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMCY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[21]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[21],[22]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315
YieldMax(TM) TSM Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ TSM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of Taiwan Semiconductor Manufacturing Co Ltd. (“TSM”), which is generally subject to a limit on potential investment gains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the ADR of Taiwan Semiconductor Manufacturing Co Ltd. (NYSE: TSM) (“TSM” or the “Underlying Security”), which is generally subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to TSM regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of TSM, which is generally subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. In addition, the Fund will at times opportunistically sell a credit call spread (described below) instead of selling a call option when ZEGA Financial, LLC (“Sub-Adviser”) believes doing so will be more advantageous to the Fund’s total return. The Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of TSM increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of TSM,

●	current income from the option premiums, and
●	at most times, a limit on the Fund’s participation in gains, if any, of the share price returns of TSM.

For more information, see sections “The Fund’s Use of TSM Option Contracts” and “Synthetic Covered Call Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of TSM.
●	The Fund seeks to participate in a portion of the gains experienced by TSM.

That is, although the Fund may not fully participate in gains in TSM’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TSM

●	The Fund’s strategy will capture only a portion of potential gains, if any, if TSM shares increase in value.
●	The Fund’s strategy is subject to all potential losses if TSM shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in TSM.
●	Fund shareholders are not entitled to any TSM distributions.

Additional information regarding TSM is also set forth below.

The Fund’s Use of TSM Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of TSM.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of TSM) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of TSM shares, which give the Fund the right or obligation to receive or deliver shares of TSM on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to TSM, which allows the Fund to seek to participate in the changes, up or down, in the price of TSM’s shares.
●	Covered call writing (where TSM call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to TSM, the Fund will buy TSM call options and, simultaneously, sell TSM put options to try to replicate the price movements of TSM. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of TSM at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of TSM for the duration of the applicable options exposure.

2. Covered Call Writing

Standard Strategy – Covered Calls

As part of its strategy, the Fund will write (sell) call option contracts on TSM to generate income. Since the Fund does not directly own TSM, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of TSM, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TSM share price.

It is important to note that the sale of the TSM call option contracts will limit the Fund’s participation in the appreciation in TSM’s share price. If the share price of TSM increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if TSM’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to TSM and the sold (short) TSM call positions) will limit the Fund’s participation in gains in TSM share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Opportunistic Strategy – Credit Call Spreads

The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of TSM’s share price, while still generating net premium income. The Sub-Adviser will primarily employ this opportunistic strategy when it believes that the share price of TSM is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Sub-Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the standard strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if TSM’s share price rises above the strike price.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to TSM through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on TSM as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in TSM stock prices. However, other elements like interest rates can also influence the income level.
	○	If the Fund’s opportunistic strategy is being employed when the price of TSM rises significantly, the Fund might gain a large share of that increase. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.
●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs TSM

For the reasons stated above, the Fund’s performance will differ from that of TSM’s share price. The performance differences will depend on, among other things, the price of TSM, changes in the value of the TSM options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ TSM Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of TSM)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSM at the time of purchase) to provide indirect exposure to positive price returns of TSM.

If the share price of TSM increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TSM at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TSM.

1-month to 6-month expiration dates
Sold (short) call option contracts (Standard Strategy)

The strike price is approximately 0%-15% more than the then-current share price of TSM at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the TSM share price.

1-month or less expiration dates
Sold (short) call option contracts (Opportunistic Strategy)

The strike price is approximately 0%-15% more than the then-current share price of TSM at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by TSM minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Opportunistic Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by TSM above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to TSM equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Taiwan Semiconductor Manufacturing Co Ltd. (“TSM”)

TSM is a dedicated foundry in the semiconductor industry which engages mainly in the manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks. TSM is listed on the New York Stock Exchange (“NYSE”).

The American Depositary Share of TSM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TSM pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding TSM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of TSM or other securities of TSM. The Fund has derived all disclosures contained in this document regarding TSM from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TSM. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSM (and therefore the price of TSM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TSM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSM.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to TSM. As of January 1, 2024, TSM is assigned to the semiconductors & semiconductor equipment industry.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
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Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Underlying Security and a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) TSM Option Income Strategy ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) TSM Option Income Strategy ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax(TM) TSM Option Income Strategy ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax(TM) TSM Option Income Strategy ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax(TM) TSM Option Income Strategy ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security over the Call Period. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Security over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security.

YieldMax(TM) TSM Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) TSM Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax(TM) TSM Option Income Strategy ETF | Foreign Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Because the Fund has indirect exposure to the ADR of a foreign company, the Fund may be subject to risks associated with foreign investments.
YieldMax(TM) TSM Option Income Strategy ETF | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
YieldMax(TM) TSM Option Income Strategy ETF | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investment in ADRs may be less liquid than the underlying shares in their primary trading market.
YieldMax(TM) TSM Option Income Strategy ETF | Foreign Market and Trading Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight.
YieldMax(TM) TSM Option Income Strategy ETF | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.
YieldMax(TM) TSM Option Income Strategy ETF | Call Writing Strategy Risk [Member]
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Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

YieldMax(TM) TSM Option Income Strategy ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMax(TM) TSM Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) TSM Option Income Strategy ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax(TM) TSM Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) TSM Option Income Strategy ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(TM) TSM Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) TSM Option Income Strategy ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as the Underlying Security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(TM) TSM Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax(TM) TSM Option Income Strategy ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(TM) TSM Option Income Strategy ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax(TM) TSM Option Income Strategy ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) TSM Option Income Strategy ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) TSM Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) TSM Option Income Strategy ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) TSM Option Income Strategy ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax(TM) TSM Option Income Strategy ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax(TM) TSM Option Income Strategy ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax(TM) TSM Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax(TM) TSM Option Income Strategy ETF | TSM Risk [Member]
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TSM Risk. The Fund invests in options contracts that are based on the value of TSM. This subjects the Fund to certain of the same risks as if it owned shares of TSM, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TSM, the Fund may also be subject to the following risks:

YieldMax(TM) TSM Option Income Strategy ETF | Indirect Investment in TSM Risk [Member]
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Indirect Investment in TSM Risk. TSM is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of TSM but will be exposed to the performance of TSM (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

YieldMax(TM) TSM Option Income Strategy ETF | TSM Trading Risk [Member]
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TSM Trading Risk. The trading price of TSM may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSM may be traded by short sellers which may put pressure on the supply and demand for the common stock of TSM, further influencing volatility in its market price. Public perception and other factors outside of the control of TSM may additionally impact TSM’s stock price due to TSM garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against TSM in the past. While TSM continues to defend such actions, any judgment against TSM, or any future stockholder litigation could result in substantial costs and a diversion of the management of TSM’s attention and resources. If TSM trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

YieldMax(TM) TSM Option Income Strategy ETF | TSM Performance Risk [Member]
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TSM Performance Risk. TSM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSM to decline. TSM provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance TSM provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If TSM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by TSM could decline significantly.

YieldMax(TM) TSM Option Income Strategy ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

YieldMax(TM) TSM Option Income Strategy ETF | Geopolitical Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geopolitical Risks. TSM is subject to substantial geopolitical risks due to the complex and often tense relationship between Taiwan and China. The potential for military conflict or increased political pressure from China poses a substantial threat to TSM’s operations and supply chain stability. Additionally, any escalation in cross-strait tensions could lead to economic sanctions, trade restrictions, or other regulatory measures that might disrupt TSM’s business activities and international partnerships. TSM’s reliance on global markets also means that geopolitical instability could affect investor confidence and result in fluctuations in its share price and market value. Furthermore, TSM’s operational concentration in Taiwan makes it particularly vulnerable to regional political and military developments, which could severely impact its production capabilities and overall business continuity.

YieldMax(TM) TSM Option Income Strategy ETF | YieldMax(TM) TSM Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSMY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[23]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[23]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[23],[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[8]	Based on estimated amounts for the current fiscal year.
[9]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[10]	Based on estimated amounts for the current fiscal year.
[11]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[14]	Based on estimated amounts for the current fiscal year.
[15]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[16]	Based on estimated amounts for the current fiscal year.
[17]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[18]	Based on estimated amounts for the current fiscal year.
[19]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[22]	Based on estimated amounts for the current fiscal year.
[23]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.